Current Taxes and Deferred Taxes - Schedule of Details of Current Tax Items by Geographical Area (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Income tax, with effect in profit and loss	$ 8,064	$ (77,137)
Income tax, effect on equity, net investments	(21,795)	6,124
Income tax, effect on equity cash flow hedge	(5)	964
Income tax, rate 27%	$ (13,736)	$ (70,049)
Applicable tax rate	27.00%	27.00%	27.00%
Monthly Provisional Payment	$ 70,608	$ 88,839
Tax Credit for Training Costs	800	850
Tax Credit Donations	264	802
4% event capital credit	2,920
Other taxes to be recovered	2,077	65,061
Totals	62,933	85,503
Chile [member]
Disclosure of geographical areas [line items]
Income tax, with effect in profit and loss	12,348	(68,075)
Income tax, effect on equity, net investments	(21,795)	6,124
Income tax, effect on equity cash flow hedge	(5)	964
Income tax, rate 27%	$ (9,452)	$ (60,987)
Applicable tax rate	27.00%	27.00%	27.00%
Monthly Provisional Payment	$ 49,340	$ 61,621
Tax Credit for Training Costs	800	850
Tax Credit Donations	264	802
4% event capital credit	2,920
Other taxes to be recovered	(935)	28,474
Totals	$ 42,937	$ 30,760
United States [member]
Disclosure of geographical areas [line items]
Applicable tax rate	24.10%	21.00%	21.00%
Other taxes to be recovered	$ 1,443
Totals	1,443
Colombia [member]
Disclosure of geographical areas [line items]
Income tax, with effect in profit and loss	(4,284)	$ (9,062)
Income tax, rate 27%	$ (4,284)	$ (9,062)
Applicable tax rate	36.00%	33.00%	37.00%
Monthly Provisional Payment	$ 21,268	$ 27,218
Other taxes to be recovered	1,569	36,587
Totals	$ 18,553	$ 54,743